Income Taxes - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net deferred tax asset	$ 9,165,417	$ 10,128,741
Unrecognized tax benefit	$ 0